Vessel Operating Expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Vessel Operating Expenses
17. Vessel Operating Expenses
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2018	2019	2020
Crew wages and related costs	36,628,082	30,874,618	32,073,496
Insurance	2,068,485	2,162,523	1,889,041
Repairs and maintenance	7,359,816	5,677,033	6,590,006
Spares and consumable stores	8,907,211	7,783,902	7,990,022
Miscellaneous expenses	5,471,184	3,088,018	4,752,656

Total	60,434,778	49,586,094	53,295,221